Supplemental Disclosures - Cash Flow Statement Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Accounts receivable	$ 86.7	$ (31.8)
Prepaids and deposits	(15.7)	(2.4)
Accounts payable and accrued liabilities	(79.0)	(16.5)
Other current liabilities	7.7	(4.1)
Other long-term liabilities	6.5	7.3
Changes in non-cash working capital:	6.2	(47.5)
Investing activities
Accounts receivable	9.4	54.1
Accounts payable and accrued liabilities	(88.0)	(12.9)
Changes in non-cash working capital:	(78.6)	41.2
Financing activities
Change in non-cash working capital	$ (4.0)	$ (11.2)